Discontinued Operations And Disposals - Schedule of Carrying Amount of Assets and Liabilities (Details) - USD ($)	Feb. 18, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Carrying amount of assets and liabilities:
Cash	$ 288,099		$ 258,999
Rent receivable	58,735		84,898
Prepaid expense and other current assets	7,331		12,719
Deferred leasing costs and other non-current assets	32,600		8,523
Property and equipment, net	2,473		3,478
Investment in real estate, net	6,904,683		6,925,768
Accrued liabilities and other payables	78,154		261,077
Tenants’ security deposit	77,033
Total carrying amount (net)	7,138,734
Consideration from sale of subsidiary	9,000,000
Gain on sale of subsidiary	$ 1,861,266
CURRENT ASSETS
Total Current Assets			356,616	$ 323,232
NON-CURRENT ASSETS:
Total Non-current Assets			6,937,769	7,106,129
Total Assets			7,294,385
CURRENT LIABILITIES:
Note payable, net			5,800,000
Total Current Liabilities			6,061,077	5,920,764
NON-CURRENT LIABILITIES:
Deferred rental income			23,515
Total Non-current Liabilities			23,515
Total Liabilities			$ 6,084,592